Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000007969
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000260432
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent	4.94%
Without Sales Load [Member] | C000007969
Average Annual Return [Line Items]
Average Annual Return, Percent		2.07%	1.08%	2.56%
Without Sales Load [Member] | C000007970
Average Annual Return [Line Items]
Average Annual Return, Percent		2.12%	1.15%	2.64%
Without Sales Load [Member] | C000260432
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.64%	0.91%	2.41%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.64%	0.91%	2.41%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.18%
NACC2 Index: Bloomberg NY Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg NY Municipal Bond Index
Average Annual Return, Percent		1.99%	0.96%	2.25%
NACC2 Index: Bloomberg NY Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg NY Municipal Bond Index
Average Annual Return, Percent		1.99%	0.96%	2.25%
NACC2 Index: S&P New York AMT-Free Municipal USD10 Million Par Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P New York AMT-Free Municipal USD10 Million Par Bond Index
Average Annual Return, Percent	4.71%